Document And Entity Information	Mar. 22, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 to Current Report on Form 8-K/A (the “Amendment”) amends the Current Report on Form 8-K of Inogen, Inc. (the “Company”) dated March 22, 2022 and filed with the Commission on March 23, 2022 (the “Original Form 8-K”), which disclosed the appointment of each of Kevin King, Mary Kay Ladone, and Glenn Boehnlein to the Board of Directors of the Company (the “Board”), effective March 22, 2022. At the time of filing of the Original Form 8-K, as disclosed in the Original Form 8-K, the Board appointed Mr. King as a member of the Audit Committee of the Board (the “Audit Committee”) and chairperson of the Compensation Committee of the Board (the “Compensation Committee”), Ms. Ladone as a member of the Audit Committee and the Compensation Committee, and Mr. Boehnlein as chairperson of the Audit Committee. At the time of filing the Original Form 8-K, no determination had been made with respect to the appointment of any such directors to the Compliance Committee of the Board (the “Compliance Committee”). This Amendment is being filed solely to report that on April 14, 2022, upon the recommendation of the Nominating and Governance Committee of the Board, the Board appointed Mr. Boehnlein to the Compliance Committee, effective immediately. Effective upon such appointment, the members of the Compliance Committee are Elizabeth Mora (Chair), Kristen Miranda, and Glenn Boehnlein.
Document Period End Date	Mar. 22, 2022
Entity Registrant Name	INOGEN, INC.
Entity Central Index Key	0001294133
Entity Emerging Growth Company	false
Entity File Number	001-36309
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	33-0989359
Entity Address, Address Line One	301 Coromar Drive
Entity Address, City or Town	Goleta
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	93117
City Area Code	805
Local Phone Number	562-0500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Common Stock, $0.001 par value
Trading Symbol	INGN
Security Exchange Name	NASDAQ